Property and Equipment Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consists of the following at December 31, 2013 and 2012:

	2013	2012
Land	$18,210	$18,210
Buildings and improvements	25,279	24,992
Leasehold improvements	7,721	7,178
Furniture, fixtures and equipment	51,713	51,554
Vehicles	27,918	25,387
Construction-in-progress	2,719	293
	133,560	127,614
Less: Accumulated depreciation	(77,521)	(72,538)
	$56,039	$55,076